Severance Indemnities and Pension Plans (Schedule of Reconciliation of Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level3)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Domestic Subsidiaries [Member] | Japanese pooled funds [Member]
Fair value of plan assets, Beginning of fiscal year	¥ 8,710	¥ 7,584
Defined benefit plan, Total unrealized gains (losses)	104	1,126
Fair value of plan assets, End of fiscal year	8,814	8,710
Domestic Subsidiaries [Member] | Japanese pooled funds [Member] | Non-Japanese debt securities [Member]
Fair value of plan assets, Beginning of fiscal year	6,209	5,081
Defined benefit plan, Total unrealized gains (losses)	104	1,128
Fair value of plan assets, End of fiscal year	6,313	6,209
Domestic Subsidiaries [Member] | Japanese pooled funds [Member] | Other [Member]
Fair value of plan assets, Beginning of fiscal year		2,503
Defined benefit plan, Total unrealized gains (losses)		(2)
Fair value of plan assets, End of fiscal year	2,501	2,501
Domestic Subsidiaries [Member] | Other Debt Securities [Member]
Fair value of plan assets, Beginning of fiscal year	2,813	5,348
Defined benefit plan, Total realized gains (losses)	(25)	387
Defined benefit plan, Total unrealized gains (losses)	(117)	107
Defined benefit plan, Purchases, sales and settlements	4,222	(3,270)
Defined benefit plan, Transfer into Level 3		303
Defined benefit plan, Transfer out of Level 3	(537)	(62)
Fair value of plan assets, End of fiscal year	6,356	2,813
Domestic Subsidiaries [Member] | Non-Japanese marketable equity securities [Member]
Fair value of plan assets, Beginning of fiscal year		7
Defined benefit plan, Total unrealized gains (losses)	(24)
Defined benefit plan, Purchases, sales and settlements	117	(7)
Fair value of plan assets, End of fiscal year	93
Domestic Subsidiaries [Member] | Other investment funds [Member]
Fair value of plan assets, Beginning of fiscal year	26,934	17,848
Defined benefit plan, Total realized gains (losses)	(41)	(100)
Defined benefit plan, Total unrealized gains (losses)	1,845	2,885
Defined benefit plan, Purchases, sales and settlements	8,956	6,301
Fair value of plan assets, End of fiscal year	37,694	26,934
Foreign Offices and Subsidiaries [Member] | Other investment funds [Member]
Fair value of plan assets, Beginning of fiscal year	5,085	7,481
Defined benefit plan, Total unrealized gains (losses)	129	(2,501)
Defined benefit plan, Purchases, sales and settlements	4,366	105
Defined benefit plan, Transfer into Level 3	402
Fair value of plan assets, End of fiscal year	9,982	5,085
Foreign Offices and Subsidiaries [Member] | Other Investments [Member]
Fair value of plan assets, Beginning of fiscal year	563	400
Defined benefit plan, Total unrealized gains (losses)	(28)	27
Defined benefit plan, Purchases, sales and settlements	(179)	136
Fair value of plan assets, End of fiscal year	356	563
Domestic Subsidiaries [Member]
Fair value of plan assets, Beginning of fiscal year	38,457	30,787
Defined benefit plan, Total realized gains (losses)	(66)	287
Defined benefit plan, Total unrealized gains (losses)	1,808	4,118
Defined benefit plan, Purchases, sales and settlements	13,295	3,024
Defined benefit plan, Transfer into Level 3		303
Defined benefit plan, Transfer out of Level 3	(537)	(62)
Fair value of plan assets, End of fiscal year	52,957	38,457
Foreign Offices and Subsidiaries [Member]
Fair value of plan assets, Beginning of fiscal year	5,648	7,881
Defined benefit plan, Total unrealized gains (losses)	101	(2,474)
Defined benefit plan, Purchases, sales and settlements	4,187	241
Defined benefit plan, Transfer into Level 3	402
Fair value of plan assets, End of fiscal year	¥ 10,338	¥ 5,648